CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND OTHER COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative	$ 2,395	$ 1,925	$ 488
Consulting and professional fees	4,659	2,729	4,309
Exploration and valuation expenditures	700	3,428	4,705
Investor relations and marketing	633	1,000	843
Refinery, engineering and metallurgical studies		2,349	4,442
Refinery, permitting and environmental expenses		128	867
Salaries and benefits	3,775	3,913	2,804
Share-based payments	1,821	1,282	731
Operating loss before noted items below:	13,983	16,754	19,189
Other
Unrealized loss on marketable securities	(253)	(589)	(2,617)
Gain on financial derivative liability - Convertible Notes	6,683	27,686	(12,952)
Changes in fair value of US Warrant	1,243	1,531
Other non-operating income (loss)	(6,472)	677	(158)
Impairment	(51,884)
Net Income (loss)	(64,666)	12,551	(34,916)
Other comprehensive income:
Foreign currency translation loss	(2,082)		(3)
Net income (loss) and other comprehensive loss	$ (66,748)	$ 12,551	$ (34,919)
Basic income (loss) per share	$ (1.49)	$ 0.38	$ (1.26)
Diluted loss per share	$ (1.49)	$ (0.37)	$ (1.26)
Weighted average number of common shares outstanding - Basic	43,430,951	32,646,906	27,753,182
Weighted average number of common shares outstanding - Diluted	43,430,951	40,763,386	27,753,182